PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2023
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, Quantum Ventures purchased 4,450,000 Private Warrants and Chardan Quantum purchased 1,112,500 Private Warrants, in each case, at a price of $1.00 per Private Warrant, for an aggregate purchase price of $5,562,500, in a private placement. On February 12, 2021, in connection with the underwriters’ election to fully exercise their over-allotment option, the Company sold an additional 590,625 Private Warrants to the Co-Sponsors, at a price of $1.00 per Private Warrant, generating gross proceeds of $590,625. Each Private Warrant entitles the holder to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment (see Note 8).